Exhibit 99.1

SLM Student Loan Trust 2011-2 Monthly Servicing Report
Distribution Date	12/26/2013
Collection Period	11/01/2013 - 11/30/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/26/2011	10/31/2013	11/30/2013
	Principal Balance		$752,435,249.40	$614,183,692.83	$608,455,852.42
	Interest to be Capitalized Balance		8,054,313.32	5,116,530.35	5,383,245.18

	Pool Balance		$760,489,562.72	$619,300,223.18	$613,839,097.60
	Capitalized Interest Account Balance		$71,500,000.00	$59,000,000.00	$59,000,000.00
	Specified Reserve Account Balance		1,933,490.00	1,548,250.56	1,534,597.74

	Adjusted Pool(1)		$833,923,052.72	$679,848,473.74	$674,373,695.34
	Weighted Average Coupon (WAC)		5.65%	5.71%	5.71%
	Number of Loans		61,067	50,516	50,202
	Aggregate Outstanding Principal Balance - Tbill			$814,512.14	$809,550.73
	Aggregate Outstanding Principal Balance - LIBOR			$618,485,711.04	$613,029,546.87
	Pool Factor			0.800754364	0.793693136
	Since Issued Constant Prepayment Rate			3.97%	4.01%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/25/2013		12/26/2013
	A1	78446JAA4	$448,848,473.74		$443,373,695.34
	A2	78446JAB2	$175,000,000.00		$175,000,000.00
	B	78446JAC0	$24,000,000.00		$24,000,000.00

C	Account Balances		11/25/2013		12/26/2013
	Reserve Account Balance		$1,548,250.56		$1,534,597.74
	Capitalized Interest Account Balance		$59,000,000.00		$59,000,000.00
	Floor Income Rebate Account		$3,256,958.73		$1,057,450.83
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		11/25/2013		12/26/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$679,848,473.74		$674,373,695.34
	Total Notes		$647,848,473.74		$642,373,695.34
	Difference		$32,000,000.00		$32,000,000.00
	Parity Ratio		1.04939		1.04982

Page 2 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

II. Trust Activity 11/01/2013 through		11/30/2013

A	Student Loan Principal Receipts
	Borrower Principal	3,307,249.40
	Guarantor Principal	1,983,223.98
	Consolidation Activity Principal	1,044,923.86
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$6,335,397.24

B	Student Loan Interest Receipts
	Borrower Interest	1,484,231.13
	Guarantor Interest	124,745.14
	Consolidation Activity Interest	20,799.38
	Special Allowance Payments	1,518.64
	Interest Subsidy Payments	654,245.04
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	22,388.14

	Total Interest Receipts	$2,307,927.47

C	Reserves in Excess of Requirement	$13,652.82

D	Investment Income	$3,471.21

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$3,256,958.73

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(540,628.88)
	Floor Income Rebate Fees to Dept. of Education	$(3,277,493.15)
	Funds Allocated to the Floor Income Rebate Account	$(1,057,450.83)

M	AVAILABLE FUNDS	$7,041,834.61

N	Non-Cash Principal Activity During Collection Period	$(607,556.83)

O	Non-Reimbursable Losses During Collection Period	$50,053.84

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

III. 2011-2	Portfolio Characteristics

	11/30/2013				10/31/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.86%	4,381	$67,077,422.98	11.024%	5.85%	4,555	$69,714,135.10	11.351%
REPAYMENT: CURRENT	5.54%	37,548	$387,647,531.70	63.710%	5.53%	37,769	$388,719,926.91	63.290%
31-60 DAYS DELINQUENT	5.94%	1,427	$21,570,746.23	3.545%	5.88%	1,438	$23,159,529.35	3.771%
61-90 DAYS DELINQUENT	5.83%	861	$13,995,854.72	2.300%	5.86%	791	$12,473,424.37	2.031%
91-120 DAYS DELINQUENT	5.71%	489	$7,910,505.75	1.300%	6.19%	570	$11,159,496.00	1.817%
> 120 DAYS DELINQUENT	6.17%	1,609	$29,046,823.72	4.774%	6.13%	1,504	$26,396,151.95	4.298%
FORBEARANCE	6.11%	3,641	$77,441,742.84	12.728%	6.12%	3,654	$78,648,296.96	12.805%
CLAIMS IN PROCESS	6.04%	234	$3,627,045.72	0.596%	5.98%	224	$3,794,333.04	0.618%
AGED CLAIMS REJECTED	4.62%	12	$138,178.76	0.023%	4.73%	11	$118,399.15	0.019%

TOTAL		50,202	$608,455,852.42	100.00%		50,516	$614,183,692.83	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

IV. 2011-2 Portfolio Characteristics (cont’d)

	11/30/2013	10/31/2013
Pool Balance	$613,839,097.60	$619,300,223.18
Outstanding Borrower Accrued Interest	$9,302,910.91	$9,025,593.27
Borrower Accrued Interest to be Capitalized	$5,383,245.18	$5,116,530.35
Total # Loans	50,202	50,516
Total # Borrowers	28,796	28,973
Weighted Average Coupon	5.71%	5.71%
Weighted Average Remaining Term	198.02	198.92
Non-Reimbursable Losses	$50,053.84	$45,319.59
Cumulative Non-Reimbursable Losses	$989,765.25	$939,711.41
Since Issued Constant Prepayment Rate (CPR)	4.01%	3.97%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$652,208.50	$620,473.42
Borrower Interest Accrued	$2,569,797.24	$2,677,431.34
Interest Subsidy Payments Accrued	$194,926.06	$205,777.45
Special Allowance Payments Accrued	$726.41	$599.76

Page 5 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

V. 2011-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	2.35%	1	12,831.94	0.002%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.71%	50,201	608,443,020.48	99.998%

Total	5.71%	50,202	$608,455,852.42	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	2.35%	1	12,831.94	0.002%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.71%	50,201	608,443,020.48	99.998%

Total	5.71%	50,202	$608,455,852.42	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

VI. 2011-2 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$7,041,834.61

A		Primary Servicing Fee	$125,449.65	$6,916,384.96

B		Administration Fee	$6,667.00	$6,909,717.96

C		Class A Noteholders’ Interest Distribution Amount	$501,914.05	$6,407,803.91

D		Class B Noteholders’ Interest Distribution Amount	$22,030.67	$6,385,773.24

E		Reserve Account Reinstatement	$-	$6,385,773.24

F		Class A Noteholders’ Principal Distribution Amount	$5,474,778.40	$910,994.84

G		Class B Noteholders’ Principal Distribution Amount	$-	$910,994.84

H		Unpaid Expenses of The Trustees	$-	$910,994.84

I		Carryover Servicing Fee	$-	$910,994.84

J		Remaining Amounts to the Noteholders after the first auction date	$-	$910,994.84

K		Excess Distribution Certificateholder	$910,994.84	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$608,455,852.42

	B	Interest to be Capitalized	$5,383,245.18

	C	Capitalized Interest Account Balance	$59,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,534,597.74

	E	Less: Specified Reserve Account Balance	$(1,534,597.74)

	F	Total	$672,839,097.60

	G	Class A Notes Outstanding (after application of available funds)	$618,373,695.34

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

VII. 2011-2 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$448,848,473.74	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/25/2013	11/25/2013	11/25/2013
Accrual Period End	12/26/2013	12/26/2013	12/26/2013
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	0.76600%	1.36600%	1.06600%
Accrued Interest Factor	0.000659611	0.001176278	0.000917945
Current Interest Due	$296,065.44	$205,848.61	$22,030.67
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$296,065.44	$205,848.61	$22,030.67
Interest Paid	$296,065.44	$205,848.61	$22,030.67
Interest Shortfall	$-	$-	$-
Principal Paid	$5,474,778.40	$-	$-
Ending Principal Balance	$443,373,695.34	$175,000,000.00	$24,000,000.00
Paydown Factor	0.008801895	0.000000000	0.000000000
Ending Balance Factor	0.712819446	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

VIII. 2011-2 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$647,848,473.74
	Adjusted Pool Balance	$674,373,695.34
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$5,474,778.40
	Principal Distribution Amount Paid	$5,474,778.40
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,548,250.56
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,548,250.56
	Required Reserve Acct Balance	$1,534,597.74
	Release to Collection Account	$13,652.82
	Ending Reserve Account Balance	$1,534,597.74
C	Capitalized Interest Account
	Beginning Period Balance	$59,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$59,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$3,256,958.73
	Deposits for the Period	$1,057,450.83
	Release to Collection Account	$(3,256,958.73)
	Ending Balance	$1,057,450.83
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	$-	$-	$12,831.94	$12,831.94
Subsidized Consolidation Loans	$32,796,707.68	$35,128,621.74	$213,435,552.51	$281,360,881.93
Unsubsidized Consolidation Loans	$36,523,529.82	$45,616,417.15	$250,325,436.76	$332,465,383.73
Total	$69,320,237.50	$80,745,038.89	$463,773,821.21	$613,839,097.60

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0	0	66	66
Subsidized Consolidation Loans	235	244	169	186
Unsubsidized Consolidation Loans	253	264	191	208
Total	244	255	181	198

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0.000%	0.000%	2.350%	2.350%
Subsidized Consolidation Loans	5.794%	6.004%	5.555%	5.639%
Unsubsidized Consolidation Loans	5.910%	6.193%	5.669%	5.767%

Total	5.855%	6.111%	5.616%	5.708%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
GSL SUB	0.000%	0.000%	2.340%	2.340%
Subsidized Consolidation Loans	2.400%	2.363%	2.495%	2.467%
Unsubsidized Consolidation Loans	2.349%	2.322%	2.466%	2.433%

Total	2.373%	2.340%	2.479%	2.449%

Page 10 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.118%	3.115%

Total	3.100%	3.100%	3.110%	3.108%

Page 11 of 11	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2013 - 11/30/2013, Distribution Date 12/26/2013